SHAREHOLDERS' EQUITY - Other reserves (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
SHAREHOLDERS' EQUITY
Balances, beginning of the year		R$ 7,337,378	R$ 18,087,969	R$ 12,025,934
Gain (loss) on conversion of financial statements and on foreign investments	[1]	45,181	(2,857)	45,819
Balances, end of the year		15,175,130	7,337,378	18,087,969
Other reserves
SHAREHOLDERS' EQUITY
Balances, beginning of the year		2,129,944	2,221,341	2,321,708
Actuarial gain (loss)		78,964	(22,037)
Gain on conversion of financial asset and fair value		1,333	4,151
Gain (loss) on conversion of financial statements and on foreign investments		45,181	(2,857)
Partial Realization of deemed cost, net of taxes		(140,515)	(70,654)
Balances, end of the year		2,114,907	2,129,944	2,221,341
Debenture conversion 5th issue
SHAREHOLDERS' EQUITY
Balances, beginning of the year		(45,746)	(45,746)
Balances, end of the year		(45,746)	(45,746)	(45,746)
Actuarial loss
SHAREHOLDERS' EQUITY
Balances, beginning of the year		(216,155)	(194,118)
Actuarial gain (loss)		78,964	(22,037)
Balances, end of the year		(137,191)	(216,155)	(194,118)
Exchange variation and fair value of financial assets
SHAREHOLDERS' EQUITY
Balances, beginning of the year		6,511	2,360
Gain on conversion of financial asset and fair value		1,333	4,151
Balances, end of the year		7,844	6,511	2,360
Exchange variation on conversion of financial statements of foreign subsidiaries
SHAREHOLDERS' EQUITY
Balances, beginning of the year		207,130	209,987
Gain (loss) on conversion of financial statements and on foreign investments		45,181	(2,857)
Balances, end of the year		252,311	207,130	209,987
Deemed Cost
SHAREHOLDERS' EQUITY
Balances, beginning of the year		2,178,204	2,248,858
Partial Realization of deemed cost, net of taxes		(140,515)	(70,654)
Balances, end of the year		R$ 2,037,689	R$ 2,178,204	R$ 2,248,858

[1]	Includes the realization of the effect arising from the remeasurement of Spinnova’s investment (Note 1.2.5).